Real Estate and Other Assets Acquired in Settlement of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of real estate and other assets acquired in settlement of loans
Repossessed assets	$ 16	$ 0
Total	17,291	19,225	$ 15,140
Less valuation allowance for other real estate owned	(3,129)	(3,233)	$ (3,255)	$ (4,675)
Total other real estate and repossessed assets	14,162	15,992
Commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	809	1,445
Real estate construction - commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	12,380	12,380
Real estate mortgage - residential
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	647	477
Real estate mortgage - commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	$ 3,439	$ 4,923